Plant and Equipment - Schedule of Depreciation Expenses (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Schedule of Depreciation Expenses [Abstract]
Depreciation expenses, class under cost of sale	RM 1,029,431	$ 244,375	RM 416,378	$ 93,035	RM 20,952
Depreciation expenses, class separately from cost of sale	263,649	62,588	165,111	36,892	183,787
Total depreciation expenses	RM 1,293,080	$ 306,963	RM 581,489	$ 129,927	RM 204,739